Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2017 and 2018:

	Yen in millions
	March 31,
	2017	2018
Derivative assets
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	—	154
Investments and other assets - Other	662	668

Total	662	822

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	61,946	46,425
Investments and other assets - Other	168,292	175,635

Total	230,238	222,060

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	12,357	34,922
Investments and other assets - Other	164	—

Total	12,521	34,922

Total derivative assets	243,421	257,804
Counterparty netting	(84,883)	(97,617)
Collateral received	(60,021)	(92,146)

Carrying value of derivative assets	98,517	68,041

Derivative liabilities
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Other current liabilities	(64)	—
Other long-term liabilities	—	—

Total	(64)	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Other current liabilities	(67,091)	(34,716)
Other long-term liabilities	(158,383)	(158,830)

Total	(225,474)	(193,546)

Foreign exchange forward and option contracts
Other current liabilities	(19,919)	(3,610)
Other long-term liabilities	—	—

Total	(19,919)	(3,610)

Total derivative liabilities	(245,457)	(197,156)
Counterparty netting	84,883	97,617
Collateral posted	122,231	55,650

Carrying value of derivative liabilities	(38,343)	(43,889)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2017 and 2018:

	Yen in millions
	March 31,
	2017		2018
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	40,837	19,459,677	12,643	19,895,085
Foreign exchange forward and option contracts	—	2,772,741	—	2,731,534

Total	40,837	22,232,418	12,643	22,626,619

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2016, 2017 and 2018:

	Yen in millions
	For the years ended March 31,
	2016		2017		2018
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Cost of financing operations	(133)	122	(339)	1,212	782	(227)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	119,096		(61,884)		42,220
Foreign exchange gain (loss), net	(379)		12,516		30,339
Foreign exchange forward and option contracts
Cost of financing operations	(16,363)		2,614		6,442
Foreign exchange gain (loss), net	115,256		81,614		73,115